EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$ (72,754)	$ 2,848		$ (41,658)
Net income (Loss) from continuing operations - diluted	(72,754)	2,848		(41,658)
Net loss from discontinued operations - basic and diluted		$ (2,647)		$ (26,999)
Denominator:
Number of ordinary shares outstanding during the year	77,549,171	76,560,454		71,300,432
Weighted average effect of dilutive securities:
Employee stock options and restricted stock units		113,349
Diluted number of ordinary shares outstanding - Continuing and discontinued operations	77,549,171	76,673,803		71,300,432
Basic net earnings (loss) per ordinary share
Continuing operations	$ (0.94)	$ 0.04		$ (0.58)
Discontinued operations		(0.04)		(0.38)
Net income (Loss)	(0.94)	0.00	[1]	(0.96)
Diluted net earnings (loss) per ordinary share
Continuing operations	(0.94)	0.04		(0.58)
Discontinued operations		(0.04)		(0.38)
Net income (Loss)	$ (0.94)	$ 0.00	[1]	$ (0.96)
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	16,224,618	10,700,363		14,179,439

[1]	Less than $0.01